DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
February 28, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 97.4%
Australia — 0.0%
MMG Ltd. *
(Cost $15,909)
30,548 42,210
Brazil — 3.3%
Ambev SA
35,976 114,177
Axia Energia
9,894 118,249
B3 SA — Brasil Bolsa Balcao
41,287 144,160
Banco Bradesco SA
12,214 43,767
Banco BTG Pactual S.A
9,749 116,497
Banco do Brasil SA
13,361 70,239
BB Seguridade Participacoes SA
5,378 36,381
Caixa Seguridade Participacoes
S/A
5,659 19,638
Cia de Saneamento Basico do
Estado de Sao Paulo
3,838 115,217
Companhia Paranaense de
Energia
14,172 40,527
CPFL Energia SA
2,184 21,450
Embraer SA
5,619 101,299
Energisa SA
2,667 28,015
Eneva SA *
7,071 29,517
Engie Brasil Energia SA
2,493 16,378
Equatorial SA
8,921 73,279
Klabin SA
6,105 24,484
Localiza Rent a Car SA
7,656 75,806
MBRF Global Foods Co. SA
5,369 21,658
Motiva Infraestrutura de
Mobilidade SA
8,717 28,311
NU Holdings Ltd., Class A *
26,558 397,839
Petroleo Brasileiro SA
29,345 244,594
Porto Seguro SA
1,930 19,701
PRIO SA *
6,061 64,423
Raia Drogasil SA
9,876 48,316
Rede D'Or Sao Luiz SA, 144A
6,422 50,484
Rumo SA
8,782 27,358
StoneCo Ltd., Class A *
1,796 30,173
Suzano SA
5,824 65,891
Telefonica Brasil SA
6,242 52,576
TIM SA
7,600 41,362
TOTVS SA
4,235 31,260
Ultrapar Participacoes SA
4,855 24,434
Vale SA
28,957 499,722
Vibra Energia SA
8,945 52,206
WEG SA
13,472 130,607
XP, Inc., Class A
3,320 71,480
(Cost $1,668,631)
3,091,475
Canada — 0.0%
China Gold International
Resources Corp. Ltd.
(Cost $34,734)
1,913 50,127
Number
of Shares Value $
Chile — 0.4%
Banco de Chile
351,212 72,438
Banco de Credito e Inversiones
SA
678 46,451
Banco Santander Chile
488,932 42,018
Cencosud SA
9,797 30,617
Empresas CMPC SA
10,091 14,951
Empresas Copec SA
2,673 22,060
Enel Chile SA
175,826 14,717
Falabella SA
5,055 37,534
Latam Airlines Group SA
2,525,633 71,076
Plaza SA
6,618 30,939
(Cost $237,561)
382,801
China — 19.0%
360 Security Technology, Inc.,
Class A
6,016 10,873
37 Interactive Entertainment
Network Technology Group
Co. Ltd., Class A
1,600 5,714
3SBio, Inc., 144A *
14,388 40,350
AAC Technologies Holdings, Inc.
6,487 30,962
Advanced Micro-Fabrication
Equipment, Inc., China, Class
A
339 17,425
AECC Aviation Power Co. Ltd.,
Class A
1,200 9,994
Agricultural Bank of China Ltd.,
Class A
43,400 40,485
Agricultural Bank of China Ltd.,
Class H
220,975 149,983
Aier Eye Hospital Group Co. Ltd.,
Class A
4,684 7,237
Air China Ltd., Class A *
8,200 10,052
Akeso, Inc., 144A *
4,885 66,749
Aluminum Corp. of China Ltd.,
Class A
2,812 5,623
Aluminum Corp. of China Ltd.,
Class H
30,818 55,700
Anhui Conch Cement Co. Ltd.,
Class A
1,500 5,588
Anhui Conch Cement Co. Ltd.,
Class H
10,417 32,622
Anhui Gujing Distillery Co. Ltd.,
Class A
272 4,805
Anhui Gujing Distillery Co. Ltd.,
Class B
645 5,722
Anhui Jianghuai Automobile
Group Corp. Ltd., Class A *
1,300 10,384
Anker Innovations Technology
Co. Ltd., Class A
200 2,821
ANTA Sports Products Ltd.
10,173 110,593
Avary Holding Shenzhen Co.
Ltd., Class A
730 6,277
AviChina Industry & Technology
Co. Ltd., Class H
25,206 13,693

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
BAIC BluePark New Energy
Technology Co. Ltd., Class A *
5,000 5,823
Baidu, Inc., Class A *
17,423 275,484
Bank of Beijing Co. Ltd., Class A
12,500 9,820
Bank of Changsha Co. Ltd.,
Class A
4,992 7,131
Bank of Chengdu Co. Ltd., Class
A
2,451 5,777
Bank of China Ltd., Class A
23,900 18,393
Bank of China Ltd., Class H
562,020 333,330
Bank of Communications Co.
Ltd., Class A
26,100 24,917
Bank of Communications Co.
Ltd., Class H
73,201 64,187
Bank of Hangzhou Co. Ltd.,
Class A
3,560 8,432
Bank of Jiangsu Co. Ltd., Class A
5,354 8,077
Bank of Nanjing Co. Ltd., Class A
5,700 9,347
Bank of Ningbo Co. Ltd., Class A
2,270 10,353
Bank of Shanghai Co. Ltd., Class
A
8,440 11,908
Baoshan Iron & Steel Co. Ltd.,
Class A
14,600 15,322
Beijing Compass Technology
Development Co. Ltd., Class
A *
500 8,456
Beijing Kingsoft Office Software,
Inc., Class A
252 11,062
Beijing New Building Materials
PLC, Class A
1,470 5,997
Beijing Tong Ren Tang Co. Ltd.,
Class A
900 4,036
Beijing Wantai Biological
Pharmacy Enterprise Co. Ltd.,
Class A *
609 3,638
Beijing-Shanghai High Speed
Railway Co. Ltd., Class A
21,350 15,404
Bilibili, Inc., Class Z *
1,960 55,417
Bluefocus Intelligent
Communications Group Co.
Ltd., Class A *
3,300 8,898
BOC International China Co.
Ltd., Class A
2,100 4,380
BOE Technology Group Co. Ltd.,
Class A
18,900 12,341
BYD Co. Ltd., Class A
2,700 35,151
BYD Co. Ltd., Class H
28,747 348,893
Caitong Securities Co. Ltd.,
Class A
3,204 4,058
Cambricon Technologies Corp.
Ltd., Class A *
210 36,057
CCOOP Group Co. Ltd., Class
A *
13,900 4,680
CGN Power Co. Ltd., Class H,
144A
75,715 30,389
Changchun High-Tech Industry
Group Co. Ltd., Class A
360 5,025
Number
of Shares Value $
Changjiang Securities Co. Ltd.,
Class A
1,400 1,622
Changzhou Xingyu Automotive
Lighting Systems Co. Ltd.,
Class A
328 7,296
Chaozhou Three-Circle Group
Co. Ltd., Class A
64 589
Chifeng Jilong Gold Mining Co.
Ltd., Class A
1,800 10,473
China CITIC Bank Corp. Ltd.,
Class A
6,700 7,031
China CITIC Bank Corp. Ltd.,
Class H
65,345 60,222
China CITIC Financial Asset
Management Co. Ltd., Class
H, 144A *
109,885 11,939
China Coal Energy Co. Ltd.,
Class H
16,135 26,811
China Construction Bank Corp.,
Class A
6,100 7,637
China Construction Bank Corp.,
Class H
765,704 782,010
China CSSC Holdings Ltd.,
Class A
4,012 22,075
China Eastern Airlines Corp.
Ltd., Class A *
11,535 9,634
China Energy Engineering Corp.
Ltd., Class A
23,540 8,715
China Everbright Bank Co. Ltd.,
Class A
27,100 12,798
China Feihe Ltd., 144A
28,631 13,907
China Galaxy Securities Co. Ltd.,
Class A
3,700 7,879
China Galaxy Securities Co. Ltd.,
Class H
25,762 32,633
China Greatwall Technology
Group Co. Ltd., Class A *
700 1,693
China Hongqiao Group Ltd.
22,545 102,186
China International Capital Corp.
Ltd., Class A
1,549 7,823
China International Capital Corp.
Ltd., Class H, 144A
12,883 33,363
China Jushi Co. Ltd., Class A
1,304 5,139
China Life Insurance Co. Ltd.,
Class A
2,400 15,560
China Life Insurance Co. Ltd.,
Class H
57,513 232,157
China Literature Ltd., 144A *
3,388 13,685
China Longyuan Power Group
Corp. Ltd., Class H
18,487 17,888
China Mengniu Dairy Co. Ltd.
23,728 49,073
China Merchants Bank Co. Ltd.,
Class A
8,963 50,623
China Merchants Bank Co. Ltd.,
Class H
31,604 197,298
China Merchants Energy
Shipping Co. Ltd., Class A
4,324 10,235

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
China Merchants Expressway
Network & Technology
Holdings Co. Ltd., Class A
4,300 6,073
China Merchants Shekou
Industrial Zone Holdings Co.
Ltd., Class A
3,800 5,489
China Minsheng Banking Corp.
Ltd., Class A
26,800 15,156
China Minsheng Banking Corp.
Ltd., Class H
39,039 20,210
China National Building Material
Co. Ltd., Class H
29,393 25,548
China National Chemical
Engineering Co. Ltd., Class A
4,000 5,445
China National Nuclear Power
Co. Ltd., Class A
12,500 15,523
China National Software &
Service Co. Ltd., Class A *
10 65
China Nonferrous Mining Corp.
Ltd.
11,493 22,050
China Northern Rare Earth
Group High-Tech Co. Ltd.,
Class A
1,400 12,733
China Oilfield Services Ltd.,
Class H
15,952 20,574
China Pacific Insurance Group
Co. Ltd., Class A
3,900 23,198
China Pacific Insurance Group
Co. Ltd., Class H
21,048 96,693
China Petroleum & Chemical
Corp., Class A
11,300 10,640
China Petroleum & Chemical
Corp., Class H
186,633 130,014
China Railway Group Ltd., Class
A
12,300 11,295
China Railway Group Ltd., Class
H
29,642 19,589
China Railway Signal &
Communication Corp. Ltd.,
Class A
1,147 956
China Rare Earth Resources And
Technology Co. Ltd., Class A *
100 947
China Resources
Microelectronics Ltd., Class A
893 7,432
China Resources Mixc Lifestyle
Services Ltd., 144A
5,557 33,811
China Resources Sanjiu Medical
& Pharmaceutical Co. Ltd.,
Class A
429 1,806
China Shenhua Energy Co. Ltd.,
Class A
3,429 21,121
China Shenhua Energy Co. Ltd.,
Class H
26,601 152,872
China Southern Airlines Co. Ltd.,
Class A *
7,700 8,238
China State Construction
Engineering Corp. Ltd., Class
A
11,200 8,228
Number
of Shares Value $
China Three Gorges Renewables
Group Co. Ltd., Class A
14,675 8,898
China Tourism Group Duty Free
Corp. Ltd., Class A
1,200 14,094
China Tower Corp. Ltd., Class
H, 144A
33,531 47,789
China United Network
Communications Ltd., Class A
19,199 13,768
China Vanke Co. Ltd., Class A *
9,300 6,561
China Yangtze Power Co. Ltd.,
Class A
12,000 45,545
China Zheshang Bank Co. Ltd.,
Class A
5,070 2,202
Chongqing Afari Technology Co.
Ltd., Class A *
5,500 9,339
Chongqing Changan Automobile
Co. Ltd., Class A
362 584
Chongqing Rural Commercial
Bank Co. Ltd., Class A
2,544 2,406
Chongqing Rural Commercial
Bank Co. Ltd., Class H
21,313 16,046
Chongqing Zhifei Biological
Products Co. Ltd., Class A *
1,435 3,616
CITIC Ltd.
33,621 53,805
CITIC Securities Co. Ltd., Class A
4,510 17,992
CITIC Securities Co. Ltd., Class
H
13,135 47,111
CMOC Group Ltd., Class A
8,400 29,372
CMOC Group Ltd., Class H
28,719 88,689
CNGR Advanced Material Co.
Ltd., Class A
840 7,026
CNPC Capital Co. Ltd., Class A
200 265
Contemporary Amperex
Technology Co. Ltd., Class A
2,153 107,326
Contemporary Amperex
Technology Co. Ltd., Class H
782 49,578
COSCO SHIPPING Energy
Transportation Co. Ltd., Class
A
2,100 6,299
COSCO SHIPPING Holdings Co.
Ltd., Class A
3,930 8,598
COSCO SHIPPING Holdings Co.
Ltd., Class H
21,934 42,559
CRRC Corp. Ltd., Class A
5,100 4,676
CRRC Corp. Ltd., Class H
36,452 27,024
CSC Financial Co. Ltd., Class A
2,433 8,458
CSPC Pharmaceutical Group
Ltd.
66,426 84,058
Daqin Railway Co. Ltd., Class A
7,015 5,215
Dongfang Electric Corp. Ltd.,
Class A
2,280 12,319
Dongfeng Motor Group Co. Ltd.,
Class H *
17,673 22,161
Dongxing Securities Co. Ltd.,
Class A
600 1,221
East Money Information Co. Ltd.,
Class A
7,388 24,250

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Eastroc Beverage Group Co.
Ltd., Class A
263 9,260
Ecovacs Robotics Co. Ltd., Class
A
500 5,053
Empyrean Technology Co. Ltd.,
Class A
400 5,887
ENN Energy Holdings Ltd.
5,997 52,738
ENN Natural Gas Co. Ltd., Class
A
2,700 8,024
Eoptolink Technology, Inc. Ltd.,
Class A
460 24,128
Eve Energy Co. Ltd., Class A
728 6,614
Everbright Securities Co. Ltd.,
Class A
2,000 4,851
Focus Media Information
Technology Co. Ltd., Class A
8,020 8,264
Foshan Haitian Flavouring &
Food Co. Ltd., Class A
651 3,412
Founder Securities Co. Ltd.,
Class A
1,900 2,127
Foxconn Industrial Internet Co.
Ltd., Class A
6,343 51,496
Fuyao Glass Industry Group Co.
Ltd., Class A
600 5,282
Fuyao Glass Industry Group Co.
Ltd., Class H, 144A
5,239 43,528
Ganfeng Lithium Group Co. Ltd.,
Class A
480 5,114
Ganfeng Lithium Group Co. Ltd.,
Class H, 144A
3,758 33,048
GD Power Development Co.
Ltd., Class A
7,854 5,621
GDS Holdings Ltd., Class A *
8,369 44,736
Genscript Biotech Corp. *
10,171 15,523
GF Securities Co. Ltd., Class A
4,900 14,884
GF Securities Co. Ltd., Class H
7,428 16,369
Giant Biogene Holding Co. Ltd.,
144A
2,411 9,837
Giant Network Group Co. Ltd.,
Class A
1,500 8,111
GigaDevice Semiconductor, Inc.,
Class A
433 18,933
GoerTek, Inc., Class A
2,100 8,319
Goldwind Science & Technology
Co. Ltd., Class A
1,138 4,719
Goneo Group Co. Ltd., Class A
697 4,424
Gotion High-tech Co. Ltd., Class
A
1,200 6,629
Great Wall Motor Co. Ltd., Class
H
18,935 31,125
Gree Electric Appliances, Inc. of
Zhuhai, Class A
800 4,367
Guangdong Haid Group Co. Ltd.,
Class A
901 7,198
Guangzhou Automobile Group
Co. Ltd., Class A
2,900 3,403
Number
of Shares Value $
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class A
600 2,212
Guangzhou Tinci Materials
Technology Co. Ltd., Class A
1,940 11,955
Guolian Minsheng Securities Co.
Ltd., Class A
1,900 2,728
Guosen Securities Co. Ltd.,
Class A
4,200 7,689
Guotai Haitong Securities Co.
Ltd.
8,092 22,327
Guotai Haitong Securities Co.
Ltd., Class H, 144A
16,694 34,014
Guoyuan Securities Co. Ltd.,
Class A
30 36
H World Group Ltd., ADR
1,642 89,982
Haidilao International Holding
Ltd., 144A
13,686 30,824
Haier Smart Home Co. Ltd.,
Class A
2,100 7,866
Haier Smart Home Co. Ltd.,
Class H
18,566 63,315
Hainan Airlines Holding Co. Ltd.,
Class A *
33,864 8,391
Hainan Airport Infrastructure Co.
Ltd., Class A
13,900 8,610
Haitian International Holdings
Ltd.
6,009 19,448
Hangzhou First Applied Material
Co. Ltd., Class A
1,600 4,221
Hangzhou Silan Microelectronics
Co. Ltd., Class A
1,300 6,099
Hangzhou Tigermed Consulting
Co. Ltd., Class A
174 1,513
Hansoh Pharmaceutical Group
Co. Ltd., 144A
12,191 54,477
Henan Shenhuo Coal Industry
& Electricity Power Co. Ltd.,
Class A
621 2,937
Henan Shuanghui Investment &
Development Co. Ltd., Class A
1,808 6,925
Hengan International Group Co.
Ltd.
5,370 20,029
Hengli Petrochemical Co. Ltd.,
Class A
3,602 13,493
Hengtong Optic-electric Co. Ltd.,
Class A
2,100 14,539
Hesai Group *
956 26,835
Hithink RoyalFlush Information
Network Co. Ltd., Class A
195 9,446
Horizon Robotics *
39,954 41,928
Hoshine Silicon Industry Co.
Ltd., Class A
500 3,739
Hua Hong Semiconductor Ltd.,
Class H, 144A *
5,608 69,353
Huadian Power International
Corp. Ltd., Class A
6,600 4,906
Huadong Medicine Co. Ltd.,
Class A
1,300 6,810

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Huafon Chemical Co. Ltd., Class
A
2,500 4,522
Huaneng Power International,
Inc., Class A
6,000 6,332
Huaneng Power International,
Inc., Class H
34,048 26,243
Huaqin Technology Co. Ltd.,
Class A
500 6,717
Huatai Securities Co. Ltd., Class
A
3,600 11,218
Huatai Securities Co. Ltd., Class
H, 144A
10,160 21,792
Huaxia Bank Co. Ltd., Class A
2,800 2,730
Huayu Automotive Systems Co.
Ltd., Class A
1,600 4,508
Huizhou Desay Sv Automotive
Co. Ltd., Class A
400 7,232
Hunan Valin Steel Co. Ltd.,
Class A
4,600 4,499
Hundsun Technologies, Inc.,
Class A
389 1,702
Hygon Information Technology
Co. Ltd., Class A
1,117 42,509
IEIT Systems Co. Ltd., Class A
921 8,575
Iflytek Co. Ltd., Class A
1,250 10,170
Imeik Technology Development
Co. Ltd., Class A
232 4,828
Industrial & Commercial Bank of
China Ltd., Class A
30,500 30,763
Industrial & Commercial Bank of
China Ltd., Class H
516,180 425,564
Industrial Bank Co. Ltd., Class A
9,759 26,044
Industrial Securities Co. Ltd.,
Class A
6,700 6,592
Inner Mongolia BaoTou Steel
Union Co. Ltd., Class A
13,600 6,423
Inner Mongolia Dian Tou Energy
Corp. Ltd., Class A
2,308 10,328
Inner Mongolia Junzheng Energy
& Chemical Industry Group
Co. Ltd., Class A
2,800 2,453
Inner Mongolia Yili Industrial
Group Co. Ltd., Class A
1,300 4,942
Inner Mongolia Yitai Coal Co.
Ltd., Class B
8,263 16,823
Innovent Biologics, Inc., 144A *
11,599 126,170
Isoftstone Information
Technology Group Co. Ltd.,
Class A
330 2,381
J&T Global Express Ltd. *
19,030 24,981
JA Solar Technology Co. Ltd.,
Class A *
2,276 4,014
JCET Group Co. Ltd., Class A
1,300 9,125
JD Health International, Inc.,
144A *
9,396 68,157
JD Logistics, Inc., 144A *
16,142 23,047
JD.com, Inc., Class A
18,551 247,555
Number
of Shares Value $
Jiangsu Eastern Shenghong Co.
Ltd., Class A *
1,992 3,780
Jiangsu Expressway Co. Ltd.,
Class H
6,781 8,824
Jiangsu Hengli Hydraulic Co.
Ltd., Class A
804 13,222
Jiangsu Hengrui
Pharmaceuticals Co. Ltd.,
Class A
3,478 28,672
Jiangsu Hoperun Software Co.
Ltd., Class A
800 6,033
Jiangsu King's Luck Brewery JSC
Ltd., Class A
778 3,544
Jiangsu Yanghe Distillery Co.
Ltd., Class A
800 6,203
Jiangsu Zhongtian Technology
Co. Ltd., Class A
2,496 10,601
Jiangxi Copper Co. Ltd., Class A
1,400 11,843
Jiangxi Copper Co. Ltd., Class H
7,960 46,396
Jinko Solar Co. Ltd., Class A *
5,688 6,251
Kanzhun Ltd., ADR
2,954 47,500
KE Holdings, Inc., ADR
2,937 48,314
KE Holdings, Inc., Class A
7,528 41,915
Kingdee International Software
Group Co. Ltd. *
23,832 30,676
Kingsoft Corp. Ltd.
7,686 25,543
Kuaishou Technology, 144A
19,887 159,764
Kuang-Chi Technologies Co.
Ltd., Class A *
1,500 10,475
Kunlun Tech Co. Ltd., Class A *
200 1,781
Kweichow Moutai Co. Ltd.,
Class A
615 130,427
Laopu Gold Co. Ltd., Class H
225 20,808
LB Group Co. Ltd., Class A
1,916 6,521
Lenovo Group Ltd.
62,173 77,325
Lens Technology Co. Ltd., Class
A
3,176 16,281
Li Auto, Inc., Class A *
9,992 87,807
Li Ning Co. Ltd.
16,786 48,319
Lingyi iTech Guangdong Co.,
Class A
2,590 5,806
Longfor Group Holdings Ltd.,
144A
14,911 18,964
LONGi Green Energy Technology
Co. Ltd., Class A *
3,254 8,689
Luxshare Precision Industry Co.
Ltd., Class A
3,270 23,936
Luzhou Laojiao Co. Ltd., Class A
400 6,442
Mango Excellent Media Co. Ltd.,
Class A
1,803 6,407
Maxscend Microelectronics Co.
Ltd., Class A
448 5,236
Meitu, Inc., 144A *
32,587 23,576
Meituan, Class B, 144A *
39,144 406,030
Metallurgical Corp. of China
Ltd., Class A
16,000 7,486

6 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Midea Group Co. Ltd., Class A
1,100 12,608
Midea Group Co. Ltd., Class H
3,750 43,547
MINISO Group Holding Ltd.
3,279 15,105
Montage Technology Co. Ltd.,
Class A
489 11,657
Muyuan Foods Co. Ltd., Class A
3,064 20,945
NARI Technology Co. Ltd., Class
A
4,323 17,202
National Silicon Industry Group
Co. Ltd., Class A *
907 2,871
NAURA Technology Group Co.
Ltd., Class A
317 21,803
NetEase, Inc.
13,766 315,319
New China Life Insurance Co.
Ltd., Class A
1,600 17,630
New China Life Insurance Co.
Ltd., Class H
6,889 48,651
New Hope Liuhe Co. Ltd., Class
A
2,400 3,047
New Oriental Education &
Technology Group, Inc.
11,073 61,908
Nexchip Semiconductor Corp.,
Class A
93 482
Ningbo Deye Technology Co.
Ltd., Class A
705 10,738
Ningbo Orient Wires & Cables
Co. Ltd., Class A
600 5,177
Ningbo Tuopu Group Co. Ltd.,
Class A
1,078 10,656
Ningxia Baofeng Energy Group
Co. Ltd., Class A
4,056 14,147
NIO, Inc., Class A *
14,562 73,709
Nongfu Spring Co. Ltd., Class
H, 144A
15,241 92,341
OFILM Group Co. Ltd., Class A *
3,200 4,585
OmniVision Integrated Circuits
Group, Inc.
586 10,506
Orient Securities Co. Ltd., Class
A
3,238 4,771
People's Insurance Co. Group of
China Ltd., Class A
6,700 8,369
People's Insurance Co. Group of
China Ltd., Class H
66,787 54,721
PetroChina Co. Ltd., Class A
8,032 12,714
PetroChina Co. Ltd., Class H
170,689 208,141
Pharmaron Beijing Co. Ltd.,
Class A
1,575 6,795
PICC Property & Casualty Co.
Ltd., Class H
52,750 109,163
Ping An Bank Co. Ltd., Class A
5,400 8,579
Ping An Insurance Group Co. of
China Ltd., Class A
4,117 37,859
Ping An Insurance Group Co. of
China Ltd., Class H
53,671 466,502
Piotech, Inc., Class A
94 5,061
Number
of Shares Value $
Poly Developments and
Holdings Group Co. Ltd.,
Class A
7,100 7,037
Pony AI, Inc., Class A *
1,546 23,417
Pop Mart International Group
Ltd., 144A
4,324 127,011
Postal Savings Bank of China
Co. Ltd., Class A
17,216 12,471
Postal Savings Bank of China
Co. Ltd., Class H, 144A
71,675 45,167
Power Construction Corp. of
China Ltd., Class A
7,801 6,515
Qinghai Salt Lake Industry Co.
Ltd., Class A *
2,100 11,692
Range Intelligent Computing
Technology Group Co. Ltd.,
Class A
800 12,056
Remegen Co. Ltd., Class H,
144A *
1,523 15,681
Rockchip Electronics Co. Ltd.,
Class A
400 10,493
Rongsheng Petrochemical Co.
Ltd., Class A
7,375 16,769
SAIC Motor Corp. Ltd., Class A
4,500 9,399
Sailun Group Co. Ltd., Class A
2,700 6,186
Sanan Optoelectronics Co. Ltd.,
Class A
3,400 8,276
Sangfor Technologies, Inc.,
Class A
500 9,554
Sany Heavy Industry Co. Ltd.,
Class A
3,364 11,351
Satellite Chemical Co. Ltd.,
Class A
2,190 7,463
SDIC Capital Co. Ltd., Class A
1,400 1,522
SDIC Power Holdings Co. Ltd.,
Class A
4,100 7,918
SenseTime Group, Inc., Class B,
144A *
221,928 72,620
Seres Group Co. Ltd., Class A
830 12,983
SF Holding Co. Ltd., Class A
1,575 8,694
SG Micro Corp., Class A
256 2,566
Shaanxi Coal Industry Co. Ltd.,
Class A
4,400 15,199
Shandong Gold Mining Co. Ltd.,
Class A
1,736 11,971
Shandong Gold Mining Co. Ltd.,
Class H, 144A
7,518 39,611
Shandong Himile Mechanical
Science & Technology Co.
Ltd., Class A
700 9,846
Shandong Hongqiao Aluminum
Industry Holding Co. Ltd.,
Class A *
2,100 8,944
Shandong Hualu Hengsheng
Chemical Co. Ltd., Class A
1,296 7,291
Shandong Nanshan Aluminum
Co. Ltd., Class A
6,800 7,017

DBX ETF Trust | 7
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Shandong Sun Paper Industry
JSC Ltd., Class A
64 161
Shandong Weigao Group
Medical Polymer Co. Ltd.,
Class H
21,254 13,828
Shanghai Baosight Software Co.
Ltd., Class A
1,004 3,538
Shanghai BOCHU Electronic
Technology Corp. Ltd., Class A
44 973
Shanghai Electric Group Co.
Ltd., Class A *
6,300 8,356
Shanghai Electric Power Co.
Ltd., Class A
2,200 7,006
Shanghai International Airport
Co. Ltd., Class A
900 4,002
Shanghai Pharmaceuticals
Holding Co. Ltd., Class A
1,900 4,763
Shanghai Pudong Development
Bank Co. Ltd., Class A
13,300 18,843
Shanghai Putailai New Energy
Technology Group Co. Ltd.
942 3,902
Shanghai RAAS Blood Products
Co. Ltd., Class A
5,600 5,134
Shanghai Rural Commercial
Bank Co. Ltd., Class A
9,388 11,508
Shanghai United Imaging
Healthcare Co. Ltd., Class A
494 9,411
Shanghai Zhangjiang High-Tech
Park Development Co. Ltd.,
Class A
100 602
Shanjin International Gold Co.
Ltd., Class A
1,992 8,995
Shannon Semiconductor
Technology Co. Ltd., Class A
500 10,857
Shanxi Coking Coal Energy
Group Co. Ltd., Class A
1,740 1,862
Shanxi Lu'an Environmental
Energy Development Co. Ltd.,
Class A
2,300 4,992
Shanxi Xinghuacun Fen Wine
Factory Co. Ltd., Class A
580 13,623
Shengyi Technology Co. Ltd.,
Class A
1,135 11,433
Shennan Circuits Co. Ltd., Class
A
155 6,449
Shenwan Hongyuan Group Co.
Ltd., Class A
14,400 10,515
Shenzhen Envicool Technology
Co. Ltd., Class A
600 9,489
Shenzhen Inovance Technology
Co. Ltd., Class A
1,183 12,573
Shenzhen Kinwong Electronic
Co. Ltd., Class A
1,100 10,662
Shenzhen Longsys Electronics
Co. Ltd., Class A *
300 12,755
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
383 10,379
Number
of Shares Value $
Shenzhen New Industries
Biomedical Engineering Co.
Ltd., Class A
314 2,395
Shenzhen Salubris
Pharmaceuticals Co. Ltd.,
Class A
1,500 10,737
Shenzhen Sunway
Communication Co. Ltd.,
Class A
900 10,047
Shenzhen Transsion Holdings
Co. Ltd., Class A
441 3,716
Shenzhou International Group
Holdings Ltd.
6,767 54,796
Sichuan Changhong Electric Co.
Ltd., Class A
3,600 5,426
Sichuan Chuantou Energy Co.
Ltd., Class A
1,900 3,999
Sichuan Kelun Pharmaceutical
Co. Ltd., Class A
400 1,781
Sichuan Kelun-Biotech
Biopharmaceutical Co. Ltd.,
Class H *
398 19,708
Sichuan Road & Bridge Group
Co. Ltd., Class A
5,708 8,270
Sinopharm Group Co. Ltd.,
Class H
11,427 30,877
Sinotruk Hong Kong Ltd.
4,847 25,501
Smoore International Holdings
Ltd., 144A
14,325 21,698
SooChow Securities Co. Ltd.,
Class A
1,352 1,831
Sungrow Power Supply Co. Ltd.,
Class A
1,153 24,284
Sunny Optical Technology Group
Co. Ltd.
5,920 44,078
SUPCON Technology Co. Ltd.,
Class A
582 6,803
Suzhou Dongshan Precision
Manufacturing Co. Ltd., Class
A
898 11,197
Suzhou TFC Optical
Communication Co. Ltd.,
Class A
400 21,496
TAL Education Group, ADR *
3,358 35,360
TBEA Co. Ltd., Class A
2,330 10,304
TCL Technology Group Corp.,
Class A
11,716 8,487
TCL Zhonghuan Renewable
Energy Technology Co. Ltd.,
Class A *
3,361 5,056
Tencent Holdings Ltd.
50,536 3,346,070
Tencent Music Entertainment
Group, ADR
4,599 67,145
Tianqi Lithium Corp., Class A *
1,200 9,900
Tianshan Aluminum Group Co.
Ltd., Class A
5,074 13,068
Tingyi Cayman Islands Holding
Corp.
16,772 28,063

8 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Tongcheng Travel Holdings Ltd.
9,954 26,286
TongFu Microelectronics Co.
Ltd., Class A
340 2,577
Tongling Nonferrous Metals
Group Co. Ltd., Class A
11,600 13,408
Tongwei Co. Ltd., Class A * (a)
3,400 8,999
Trina Solar Co. Ltd., Class A *
1,708 4,752
Tsingtao Brewery Co. Ltd., Class
A
500 4,553
Tsingtao Brewery Co. Ltd., Class
H
5,075 34,381
UBTech Robotics Corp. Ltd.,
Class H *
1,588 24,662
Unigroup Guoxin
Microelectronics Co. Ltd.,
Class A
773 8,980
Unisplendour Corp. Ltd., Class A
2,154 8,147
Universal Scientific Industrial
Shanghai Co. Ltd., Class A
1,600 11,108
Verisilicon Microelectronics
Shanghai Co. Ltd., Class A *
283 11,453
Victory Giant Technology
Huizhou Co. Ltd., Class A
400 17,727
Vipshop Holdings Ltd., ADR
2,728 47,522
Wanhua Chemical Group Co.
Ltd., Class A
958 12,986
Weichai Power Co. Ltd., Class A
3,300 13,400
Weichai Power Co. Ltd., Class H
15,713 65,516
Wens Foodstuff Group Co. Ltd.,
Class A
3,606 8,399
Western Mining Co. Ltd., Class A
2,000 10,101
Western Securities Co. Ltd.,
Class A
900 1,049
Western Superconducting
Technologies Co. Ltd., Class A
789 10,380
Wingtech Technology Co. Ltd.,
Class A *
1,014 4,951
Wolong Electric Group Co. Ltd.,
Class A
1,300 8,504
Wuhan Guide Infrared Co. Ltd.,
Class A *
3,700 8,391
Wuliangye Yibin Co. Ltd., Class A
2,007 30,438
WUS Printed Circuit Kunshan
Co. Ltd., Class A
632 7,701
WuXi AppTec Co. Ltd., Class A
682 9,743
WuXi AppTec Co. Ltd., Class H,
144A
3,201 48,690
Wuxi Biologics Cayman, Inc.,
144A *
28,344 145,716
WuXi XDC Cayman, Inc. *
2,442 19,712
XCMG Construction Machinery
Co. Ltd., Class A
7,200 12,866
Xiamen Tungsten Co. Ltd., Class
A
700 7,157
Xiaomi Corp., Class B, 144A *
136,568 609,227
Xinjiang Daqo New Energy Co.
Ltd., Class A *
1,567 5,459
Number
of Shares Value $
Xinyi Solar Holdings Ltd.
34,462 15,241
XPeng, Inc., Class A *
10,058 87,873
XtalPi Holdings Ltd. *
13,770 18,235
Yadea Group Holdings Ltd., 144A
10,624 15,495
Yangtze Optical Fibre & Cable
Joint Stock Ltd. Co., Class H,
144A
3,225 61,339
Yankuang Energy Group Co. Ltd.,
Class A
3,273 8,453
Yankuang Energy Group Co. Ltd.,
Class H
26,498 47,418
Yantai Jereh Oilfield Services
Group Co. Ltd., Class A
100 1,709
Yealink Network Technology
Corp. Ltd., Class A
1,044 5,718
Yonghui Superstores Co. Ltd.,
Class A *
3,300 2,044
Yonyou Network Technology Co.
Ltd., Class A *
2,697 5,590
YTO Express Group Co. Ltd.,
Class A
2,500 7,146
Yum China Holdings, Inc.
2,812 155,707
Yunnan Aluminium Co. Ltd.,
Class A
464 2,110
Yunnan Baiyao Group Co. Ltd.,
Class A
400 3,268
Yunnan Yuntianhua Co. Ltd.,
Class A
1,500 9,701
Yutong Bus Co. Ltd., Class A
1,700 7,357
Zangge Mining Co. Ltd., Class A
400 5,023
Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd.,
Class A
300 7,138
Zhaojin Mining Industry Co. Ltd.,
Class H
12,951 57,112
Zhejiang Century Huatong
Group Co. Ltd., Class A *
4,000 10,733
Zhejiang China Commodities
City Group Co. Ltd., Class A
3,300 7,148
Zhejiang Chint Electrics Co. Ltd.,
Class A
100 482
Zhejiang Dahua Technology Co.
Ltd., Class A
1,632 4,581
Zhejiang Huayou Cobalt Co. Ltd.,
Class A
927 10,623
Zhejiang Jingsheng Mechanical
& Electrical Co. Ltd., Class A
1,100 8,937
Zhejiang Juhua Co. Ltd., Class A
1,740 10,550
Zhejiang Leapmotor Technology
Co. Ltd., Class H, 144A *
4,033 21,136
Zhejiang NHU Co. Ltd., Class A
1,483 6,809
Zhejiang Sanhua Intelligent
Controls Co. Ltd., Class A
1,300 9,703
Zhejiang Weiming Environment
Protection Co. Ltd., Class A
1,500 6,157
Zhejiang Zheneng Electric Power
Co. Ltd., Class A
9,300 7,225

DBX ETF Trust | 9
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Zheshang Securities Co. Ltd.,
Class A
2,100 3,266
Zhongji Innolight Co. Ltd., Class
A
511 39,773
Zhongjin Gold Corp. Ltd., Class A
1,800 8,353
Zhongtai Securities Co. Ltd.,
Class A
4,000 3,737
Zhuzhou CRRC Times Electric
Co. Ltd., Class A
771 6,675
Zhuzhou CRRC Times Electric
Co. Ltd., Class H
3,117 17,682
Zijin Mining Group Co. Ltd.,
Class A
10,800 62,258
Zijin Mining Group Co. Ltd.,
Class H
46,357 266,644
Zoomlion Heavy Industry
Science and Technology Co.
Ltd., Class A
5,076 7,391
ZTE Corp., Class A
1,900 10,703
ZTE Corp., Class H
4,872 16,964
ZTO Express Cayman, Inc.
3,205 78,451
(Cost $12,159,773)
17,727,724
Colombia — 0.1%
Grupo Cibest SA
1,983 43,349
Interconexion Electrica SA ESP
4,191 30,718
(Cost $38,364)
74,067
Czech Republic — 0.1%
CEZ AS
1,099 62,431
Komercni Banka AS
626 35,866
Moneta Money Bank AS, 144A
1,801 17,300
(Cost $56,363)
115,597
Egypt — 0.1%
Commercial International Bank -
Egypt (CIB)
19,611 54,600
Eastern Co. SAE
9,146 7,820
Talaat Moustafa Group
4,259 7,737
(Cost $43,873)
70,157
Greece — 0.5%
Alpha Bank SA
13,391 58,861
Eurobank SA
19,401 89,863
Hellenic Telecommunications
Organization SA
1,286 26,592
JUMBO SA
927 27,186
National Bank of Greece SA
6,638 108,122
OPAP Holding SA
1,367 25,521
Piraeus Bank SA *
8,812 84,548
Public Power Corp. SA
1,627 36,335
(Cost $312,758)
457,028
Hong Kong — 3.6%
Alibaba Group Holding Ltd.
129,424 2,364,022
Alibaba Group Holding Ltd., ADR
778 112,118
Alibaba Health Information
Technology Ltd. *
46,252 32,989
Number
of Shares Value $
Beijing Enterprises Holdings Ltd.
3,764 16,935
Bosideng International Holdings
Ltd.
33,928 21,077
BYD Electronic International
Co. Ltd.
6,270 25,855
C&D International Investment
Group Ltd.
7,456 14,410
China Gas Holdings Ltd.
20,866 21,604
China Merchants Port Holdings
Co. Ltd.
7,831 17,497
China Overseas Land &
Investment Ltd.
30,245 55,477
China Power International
Development Ltd.
26,014 10,906
China Resources Beer Holdings
Co. Ltd.
11,770 41,523
China Resources Gas Group Ltd.
7,237 19,407
China Resources Land Ltd.
24,414 99,174
China Resources Power
Holdings Co. Ltd.
16,325 38,979
China Ruyi Holdings Ltd. *
94,000 24,391
China State Construction
International Holdings Ltd.
9,842 11,687
China Taiping Insurance
Holdings Co. Ltd.
10,093 29,492
Chow Tai Fook Jewellery Group
Ltd.
16,162 27,104
Far East Horizon Ltd.
21,736 21,504
GCL Technology Holdings Ltd. *
196,613 30,158
Geely Automobile Holdings Ltd.
50,255 103,742
Guangdong Investment Ltd.
25,068 24,448
Kunlun Energy Co. Ltd.
31,009 33,255
NetEase Cloud Music, Inc.,
144A *
708 13,991
Orient Overseas International
Ltd.
1,093 20,886
Sino Biopharmaceutical Ltd.
83,454 64,537
Want Want China Holdings Ltd.
35,282 22,098
Zijin Gold International Co. Ltd. *
1,699 50,774
(Cost $2,490,646)
3,370,040
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC
3,524 38,985
OTP Bank Nyrt
1,782 219,655
Richter Gedeon Nyrt
1,038 38,863
(Cost $108,651)
297,503
India — 12.8%
ABB India Ltd.
403 26,902
Adani Enterprises Ltd. * (a)
137 2,600
Adani Enterprises Ltd.
1,195 28,396
Adani Ports & Special Economic
Zone Ltd.
4,154 69,449
Adani Power Ltd. *
24,532 37,781
Aditya Birla Capital Ltd. *
6,798 25,738
Alkem Laboratories Ltd.
371 22,998

10 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Ambuja Cements Ltd.
4,573 25,153
APL Apollo Tubes Ltd.
1,419 34,854
Apollo Hospitals Enterprise Ltd.
843 72,475
Ashok Leyland Ltd.
22,898 53,132
Asian Paints Ltd.
2,833 73,995
Astral Ltd.
747 13,695
AU Small Finance Bank Ltd.,
144A
4,464 47,024
Aurobindo Pharma Ltd.
2,236 29,995
Avenue Supermarts Ltd., 144A *
1,333 56,376
Axis Bank Ltd.
18,022 274,145
Bajaj Auto Ltd.
537 58,864
Bajaj Finance Ltd.
21,708 237,633
Bajaj Finserv Ltd.
2,954 64,726
Bajaj Holdings & Investment Ltd.
194 23,039
Balkrishna Industries Ltd.
579 15,172
Bank of Baroda
9,222 32,635
Bharat Electronics Ltd.
28,577 139,687
Bharat Forge Ltd.
1,960 41,175
Bharat Heavy Electricals Ltd.
7,287 21,222
Bharat Petroleum Corp. Ltd.
10,944 46,362
Bharti Airtel Ltd.
20,299 419,317
Bosch Ltd.
56 22,421
Britannia Industries Ltd.
898 59,249
BSE Ltd.
1,639 48,770
Canara Bank
16,289 28,177
CG Power & Industrial Solutions
Ltd.
5,543 44,185
Cholamandalam Investment and
Finance Co. Ltd.
3,239 61,621
Cipla Ltd.
4,479 66,375
Coal India Ltd.
14,843 70,262
Colgate-Palmolive India Ltd.
754 18,685
Coromandel International Ltd.
945 23,060
Cummins India Ltd.
1,016 54,703
Dabur India Ltd.
4,076 23,230
Divi's Laboratories Ltd.
982 69,174
Dixon Technologies India Ltd.
288 33,328
DLF Ltd.
6,080 40,356
Dr Reddy's Laboratories Ltd.
4,225 59,737
Eicher Motors Ltd.
1,036 91,220
Eternal Ltd. *
19,099 51,707
Fortis Healthcare Ltd.
3,904 40,451
FSN E-Commerce Ventures
Ltd. *
9,253 27,001
GAIL India Ltd.
15,645 29,154
GE Vernova T&D India Ltd.
1,048 44,352
GMR Airports Ltd. *
24,039 26,590
Godrej Consumer Products Ltd.
3,145 42,088
Godrej Properties Ltd. *
1,314 25,001
Grasim Industries Ltd.
2,148 66,105
Havells India Ltd.
1,750 26,874
Number
of Shares Value $
HCL Technologies Ltd.
7,651 116,822
HDFC Asset Management Co.
Ltd., 144A
1,544 45,799
HDFC Bank Ltd.
90,244 880,605
HDFC Life Insurance Co. Ltd.,
144A
7,487 58,866
Hero MotoCorp Ltd.
998 62,638
Hindalco Industries Ltd.
10,283 104,518
Hindustan Aeronautics Ltd.
1,597 68,692
Hindustan Petroleum Corp. Ltd.
7,892 38,061
Hindustan Unilever Ltd.
6,696 172,088
Hitachi Energy India Ltd.
105 29,502
Hyundai Motor India Ltd.
1,333 31,728
ICICI Bank Ltd.
41,615 630,746
ICICI Lombard General Insurance
Co. Ltd., 144A
2,093 43,746
ICICI Prudential Life Insurance
Co. Ltd., 144A
2,179 15,676
IDFC First Bank Ltd.
24,308 19,633
Indian Hotels Co. Ltd.
6,592 48,333
Indian Oil Corp. Ltd.
18,884 38,913
Indus Towers Ltd. *
10,632 53,168
IndusInd Bank Ltd. *
4,878 51,299
Info Edge India Ltd.
2,873 32,514
Infosys Ltd.
25,579 365,538
InterGlobe Aviation Ltd., 144A
1,546 82,031
ITC Ltd.
24,131 83,181
Jindal Stainless Ltd.
2,482 21,180
Jindal Steel Ltd.
2,724 37,254
Jio Financial Services Ltd.
23,330 65,495
JSW Energy Ltd.
3,885 20,829
JSW Steel Ltd.
4,859 67,547
Jubilant Foodworks Ltd.
3,119 17,824
Kalyan Jewellers India Ltd.
3,707 16,710
Kotak Mahindra Bank Ltd.
43,954 200,599
L&T Finance Ltd.
7,569 23,624
Larsen & Toubro Ltd.
5,389 253,426
Lodha Developers Ltd., 144A
2,258 24,528
LTIMindtree Ltd., 144A
607 29,771
Lupin Ltd.
1,881 47,593
Mahindra & Mahindra Ltd.
7,351 274,514
Mankind Pharma Ltd.
1,080 26,682
Marico Ltd.
4,478 38,819
Maruti Suzuki India Ltd.
1,006 164,286
Max Healthcare Institute Ltd.
6,076 72,928
Mphasis Ltd.
852 21,507
MRF Ltd.
15 23,245
Muthoot Finance Ltd.
881 32,475
Nestle India Ltd.
5,454 77,437
NHPC Ltd.
25,193 20,860
NMDC Ltd.
19,750 17,745
NTPC Ltd.
34,525 144,929

DBX ETF Trust | 11
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Oberoi Realty Ltd.
1,119 18,730
Oil & Natural Gas Corp. Ltd.
23,967 73,685
Oil India Ltd.
4,275 22,739
One 97 Communications Ltd. *
3,076 37,135
Oracle Financial Services
Software Ltd.
192 14,630
Page Industries Ltd.
50 17,647
PB Fintech Ltd. *
2,792 45,469
Persistent Systems Ltd.
831 43,232
Petronet LNG Ltd.
6,142 21,833
Phoenix Mills Ltd.
1,655 30,173
PI Industries Ltd.
588 20,148
Pidilite Industries Ltd.
2,320 38,048
Polycab India Ltd.
455 43,064
Power Finance Corp. Ltd.
11,417 51,930
Power Grid Corp. of India Ltd.
36,694 120,456
Prestige Estates Projects Ltd.
1,501 22,983
Punjab National Bank
15,579 22,166
Rail Vikas Nigam Ltd.
4,445 15,456
REC Ltd.
9,996 38,434
Reliance Industries Ltd., GDR,
144A
987 60,503
Reliance Industries Ltd.
43,828 671,514
Samvardhana Motherson
International Ltd.
31,788 46,590
SBI Cards & Payment Services
Ltd. *
2,428 20,667
SBI Life Insurance Co. Ltd., 144A
3,746 83,883
Shree Cement Ltd.
77 22,069
Shriram Finance Ltd.
11,232 133,264
Siemens Energy India Ltd.
705 22,712
Siemens Ltd. *
768 28,859
Solar Industries India Ltd.
210 31,171
SRF Ltd.
1,094 30,811
State Bank of India
14,938 197,315
Sun Pharmaceutical Industries
Ltd.
7,685 146,729
Sundaram Finance Ltd.
577 34,943
Supreme Industries Ltd.
463 20,231
Suzlon Energy Ltd. *
76,714 35,981
Swiggy Ltd. *
10,999 36,481
Tata Communications Ltd.
991 17,401
Tata Consultancy Services Ltd.
7,129 206,670
Tata Consumer Products Ltd.
4,822 60,476
Tata Motors Ltd. *
15,813 87,829
Tata Motors Passenger Vehicles
Ltd.
15,813 66,510
Tata Power Co. Ltd.
11,520 47,808
Tata Steel Ltd.
58,615 136,802
Tech Mahindra Ltd.
4,147 61,893
Titan Co. Ltd.
2,808 133,569
Torrent Pharmaceuticals Ltd.
896 42,677
Torrent Power Ltd.
1,193 20,541
Number
of Shares Value $
Trent Ltd.
1,472 63,094
Tube Investments of India Ltd.
912 27,602
TVS Motor Co. Ltd.
1,871 79,583
UltraTech Cement Ltd.
909 126,664
Union Bank of India Ltd.
14,048 31,233
United Spirits Ltd.
2,205 33,467
UPL Ltd.
3,475 24,347
Varun Beverages Ltd.
10,771 53,443
Vedanta Ltd.
11,487 90,708
Vishal Mega Mart Ltd. *
15,952 20,652
Vodafone Idea Ltd. *
214,432 24,961
Voltas Ltd.
1,798 30,857
WAAREE Energies Ltd.
822 24,479
Wipro Ltd.
10,212 22,558
Wipro Ltd., ADR (b)
7,555 16,772
Yes Bank Ltd. *
118,097 26,897
Zydus Lifesciences Ltd.
1,705 17,274
(Cost $7,273,649)
11,922,768
Indonesia — 0.9%
Amman Mineral Internasional
PT *
115,580 52,740
Barito Renewables Energy Tbk
PT *
63,898 31,349
Bumi Resources Minerals Tbk
PT *
460,698 26,655
Dian Swastatika Sentosa TBK
PT *
8,476 39,903
GoTo Gojek Tokopedia Tbk PT *
7,169,368 26,086
Petrindo Jaya Kreasi TBK PT
181,701 17,341
PT Astra International Tbk
170,056 67,708
PT Bank Central Asia Tbk
443,185 189,672
PT Bank Mandiri Persero Tbk
290,720 91,473
PT Bank Negara Indonesia
Persero Tbk
116,496 30,574
PT Bank Rakyat Indonesia
Persero Tbk
536,191 125,053
PT Barito Pacific Tbk *
205,541 24,398
PT Chandra Asri Pacific Tbk
68,473 27,365
PT Charoen Pokphand Indonesia
Tbk
41,302 10,470
PT Sumber Alfaria Trijaya Tbk
140,674 14,013
PT Telkom Indonesia Persero
Tbk
404,715 85,457
PT United Tractors Tbk
11,475 19,575
(Cost $955,177)
879,832
Ireland — 0.6%
PDD Holdings, Inc., ADR *
(Cost $549,256)
5,589 579,747
Kazakhstan — 0.0%
Solidcore Resources PLC * (a)
(Cost $66,377)
4,065 0

12 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Kuwait — 0.6%
Boubyan Bank KSCP
10,838 23,994
Gulf Bank KSCP
15,229 16,833
Kuwait Finance House KSCP
88,920 233,100
Mabanee Co KPSC
4,083 13,046
Mobile Telecommunications Co.
KSCP
16,954 29,961
National Bank of Kuwait SAKP
66,948 205,843
Warba Bank KSCP *
20,386 19,143
(Cost $359,248)
541,920
Luxembourg — 0.1%
Reinet Investments SCA
1,206 42,620
Zabka Group SA *
2,486 15,550
(Cost $40,757)
58,170
Malaysia — 1.1%
AMMB Holdings Bhd
17,646 29,161
Axiata Group Bhd
13,699 8,027
Celcomdigi Bhd
25,660 21,037
CIMB Group Holdings Bhd
62,689 129,535
Gamuda Bhd
34,891 37,572
Hong Leong Bank Bhd
5,641 33,750
IHH Healthcare Bhd
16,350 38,322
IOI Corp. Bhd
26,694 27,167
Kuala Lumpur Kepong Bhd
3,239 15,816
Malayan Banking Bhd
47,218 145,137
Maxis Bhd
16,296 16,250
MISC Bhd
8,400 17,422
MR DIY Group M Bhd, 144A
41,000 18,861
Nestle Malaysia Bhd
483 13,642
Petronas Chemicals Group Bhd
16,024 12,355
Petronas Dagangan Bhd
1,704 9,626
Petronas Gas Bhd
7,390 34,111
Press Metal Aluminium Holdings
Bhd
31,850 58,363
Public Bank Bhd
112,510 142,553
QL Resources Bhd
9,350 9,804
RHB Bank Bhd
14,281 30,830
SD Guthrie Bhd
19,723 29,146
Sunway Bhd
16,400 24,699
Telekom Malaysia Bhd
11,045 21,148
Tenaga Nasional Bhd
20,705 76,520
YTL Corp. Bhd
30,700 14,518
YTL Power International Bhd
18,900 13,746
(Cost $698,691)
1,029,118
Mexico — 2.0%
America Movil SAB de CV,
Series B
144,417 187,754
Arca Continental SAB de CV
3,871 46,590
Cemex SAB de CV, Series CPO
116,864 146,301
Coca-Cola Femsa SAB de CV
3,556 39,529
Number
of Shares Value $
Fibra Uno Administracion SA de
CV REIT
20,589 35,770
Fomento Economico Mexicano
SAB de CV
13,962 156,661
Gruma SAB de CV, Class B
1,239 22,212
Grupo Aeroportuario del Centro
Norte SAB de CV
2,159 32,982
Grupo Aeroportuario del Pacifico
SAB de CV, Class B
3,152 82,250
Grupo Aeroportuario del Sureste
SAB de CV, Class B
1,425 51,224
Grupo Bimbo SAB de CV, Series
A
11,414 41,409
Grupo Carso SAB de CV, Series
A1
4,733 37,087
Grupo Comercial Chedraui SA
de CV
1,954 12,530
Grupo Financiero Banorte SAB
de CV, Class O
20,008 228,160
Grupo Financiero Inbursa SAB
de CV, Class O
13,487 34,301
Grupo Mexico SAB de CV, Series
B
24,498 311,566
Industrias Penoles SAB de CV *
1,667 105,859
Kimberly-Clark de Mexico SAB
de CV, Class A
11,853 29,753
Prologis Property Mexico SA de
CV REIT
7,562 37,138
Promotora y Operadora de
Infraestructura SAB de CV
1,429 23,544
Sigma Foods SAB de CV
30,603 34,384
Wal-Mart de Mexico SAB de CV
40,383 130,702
(Cost $1,125,682)
1,827,706
Netherlands — 0.1%
Jbs NV, BDR *
3,139 52,481
Nebius Group N.V., Class A * (a)
4,277 0
NEPI Rockcastle NV *
5,026 46,726
X5 Retail Group NV, GDR * (a)
1,749 0
(Cost $455,901)
99,207
Peru — 0.3%
Cia de Minas Buenaventura
SAA, ADR
1,387 60,570
Credicorp Ltd.
520 180,118
(Cost $108,891)
240,688
Philippines — 0.4%
Ayala Corp.
1,344 13,984
Ayala Land, Inc.
46,124 16,717
Bank of the Philippine Islands
12,566 25,278
BDO Unibank, Inc.
20,410 48,596
International Container Terminal
Services, Inc.
8,341 103,856
Jollibee Foods Corp.
2,653 9,846
Manila Electric Co.
2,410 26,664
Metropolitan Bank & Trust Co.
16,282 21,741
PLDT, Inc.
446 10,828

DBX ETF Trust | 13
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
SM Investments Corp.
1,883 23,021
SM Prime Holdings, Inc.
87,579 32,653
(Cost $277,451)
333,184
Poland — 1.0%
Allegro.eu SA, 144A *
5,774 44,850
Asseco Poland SA
452 22,302
Bank Millennium SA *
4,690 22,760
Bank Polska Kasa Opieki SA
1,470 93,059
Budimex SA
96 21,682
CD Projekt SA
500 33,962
Dino Polska SA, 144A *
3,760 42,302
KGHM Polska Miedz SA *
1,074 100,843
LPP SA
8 46,278
mBank SA *
119 34,420
ORLEN SA
4,657 149,440
PGE Polska Grupa Energetyczna
SA *
7,346 23,201
Powszechna Kasa Oszczednosci
Bank Polski SA
7,011 181,419
Powszechny Zaklad Ubezpieczen
SA
4,758 90,069
Santander Bank Polska SA
330 54,600
(Cost $606,859)
961,187
Qatar — 0.6%
Al Rayan Bank
48,073 30,790
Commercial Bank PSQC
23,263 30,987
Dukhan Bank
19,490 19,212
Industries Qatar QSC
11,239 37,319
Mesaieed Petrochemical Holding
Co.
39,417 11,313
Nebras Energy
1,846 7,478
Ooredoo QPSC
7,304 27,182
Qatar Fuel QSC
3,866 15,715
Qatar Gas Transport Co. Ltd.
21,405 28,983
Qatar International Islamic Bank
QSC
8,835 27,493
Qatar Islamic Bank QPSC
13,538 88,121
Qatar National Bank QPSC
37,069 196,493
(Cost $393,354)
521,086
Russia — 0.0%
Alrosa PJSC * (a)
34,709 0
Gazprom PJSC * (a)
164,723 0
GMK Norilskiy Nickel PAO * (a)
88,300 0
Inter RAO UES PJSC * (a)
490,959 0
LUKOIL PJSC * (a)
5,651 0
Magnit PJSC * (a)
933 0
Mobile TeleSystems PJSC, ADR
* (a)
6,594 0
Moscow Exchange MICEX-RTS
PJSC * (a)
20,735 0
Novatek PJSC * (a)
12,810 0
Novolipetsk Steel PJSC * (a)
21,183 0
Number
of Shares Value $
Ozon Holdings PLC, ADR * (a)
151 0
Ozon International * (a)
549 0
PhosAgro PJSC * (a)
713 0
PhosAgro PJSC, GDR * (a)
13 0
Polyus PJSC * (a)
4,760 0
Rosneft Oil Co. PJSC * (a)
14,582 0
Sberbank of Russia PJSC * (a)
146,997 0
Severstal PAO, GDR * (a)
2,248 0
Severstal PAO * (a)
707 0
Surgutneftegas PAO * (a)
68,300 0
Surgutneftegas PAO, ADR * (a)
2,000 0
Tatneft PJSC * (a)
17,973 0
T-Tekhnologii MKPAO * (a)
58 0
United Co. RUSAL International
PJSC * (a)
39,327 0
VK IPJSC * (a)
48 0
VK IPJSC, GDR * (a)
1,643 0
VTB Bank PJSC * (a)
9,756 0
(Cost $2,462,310)
0
Saudi Arabia — 2.5%
ACWA Power Co. *
1,239 54,800
Ades Holding Co.
3,195 15,273
Al Rajhi Bank
15,660 421,675
Alinma Bank
9,998 74,580
Almarai Co. JSC
3,998 42,486
Arab National Bank
7,583 41,646
Arabian Internet &
Communications Services Co.
212 10,569
Bank AlBilad
5,248 35,818
Bank Al-Jazira
5,080 15,683
Banque Saudi Fransi
9,483 50,235
Bupa Arabia for Cooperative
Insurance Co.
708 33,561
Co. for Cooperative Insurance
475 17,185
Dar Al Arkan Real Estate
Development Co. *
4,235 22,502
Dr Sulaiman Al Habib Medical
Services Group Co.
656 40,400
Elm Co.
180 30,761
Etihad Etisalat Co.
2,760 47,313
Jarir Marketing Co.
2,918 10,883
Mouwasat Medical Services Co.
963 16,341
Riyad Bank
11,724 86,831
SABIC Agri-Nutrients Co.
1,940 64,030
SAL Saudi Logistics Services
227 9,804
Saudi Arabian Mining Co. *
10,619 198,740
Saudi Arabian Oil Co., 144A
47,834 318,307
Saudi Awwal Bank
8,483 77,392
Saudi Basic Industries Corp.
7,334 105,975
Saudi Electricity Co.
5,878 21,218
Saudi Investment Bank
5,657 20,360
Saudi National Bank
23,597 262,210

14 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Saudi Tadawul Group Holding
Co.
303 11,051
Saudi Telecom Co.
15,938 177,698
Yanbu National Petrochemical
Co.
1,858 12,483
(Cost $1,824,221)
2,347,810
Singapore — 0.3%
BOC Aviation Ltd., 144A
1,751 19,494
Trip.com Group Ltd.
4,877 256,461
(Cost $187,696)
275,955
South Africa — 3.3%
Absa Group Ltd.
6,758 115,139
Bid Corp. Ltd.
2,793 73,692
Bidvest Group Ltd.
2,479 39,307
Capitec Bank Holdings Ltd.
682 203,162
Clicks Group Ltd.
1,920 38,368
Discovery Ltd.
4,330 71,069
FirstRand Ltd.
39,548 246,347
Gold Fields Ltd.
7,040 410,483
Harmony Gold Mining Co. Ltd.
4,649 104,762
Impala Platinum Holdings Ltd.
7,199 159,891
MTN Group Ltd.
13,413 174,842
Naspers Ltd., Class N
6,144 341,575
Nedbank Group Ltd.
3,688 72,955
Northam Platinum Holdings Ltd.
2,877 78,295
OUTsurance Group Ltd.
7,581 34,978
Pepkor Holdings Ltd., 144A
27,828 46,486
Remgro Ltd.
3,598 43,810
Sanlam Ltd.
13,873 92,505
Sasol Ltd. *
4,825 44,030
Shoprite Holdings Ltd.
3,838 63,756
Sibanye Stillwater Ltd. *
22,894 100,641
Standard Bank Group Ltd.
10,229 206,414
Valterra Platinum Ltd.
2,117 247,863
Vodacom Group Ltd.
5,330 54,472
(Cost $1,945,223)
3,064,842
South Korea — 17.2%
Alteogen, Inc.
322 91,217
Amorepacific Corp.
236 24,839
APR Corp. *
198 43,014
Celltrion, Inc. *
1,183 196,139
DB Insurance Co. Ltd.
400 50,914
Doosan Co. Ltd.
63 55,971
Doosan Enerbility Co. Ltd. *
3,516 259,820
Ecopro BM Co. Ltd. *
361 55,587
Ecopro Co. Ltd. *
779 100,184
Hana Financial Group, Inc.
2,214 187,463
Hanjin Kal Corp. *
181 19,667
Hankook Tire & Technology Co.
Ltd.
528 26,758
Hanmi Semiconductor Co. Ltd.
315 70,839
Number
of Shares Value $
Hanwha Aerospace Co. Ltd.
265 220,143
Hanwha Ocean Co. Ltd. *
1,099 107,875
Hanwha Systems Co. Ltd. *
635 50,147
HD Hyundai Co. Ltd.
358 72,795
HD Hyundai Electric Co. Ltd.
180 131,387
HD Hyundai Heavy Industries
Co. Ltd.
302 126,594
HD Hyundai Marine Solution
Co. Ltd.
127 16,271
HD Korea Shipbuilding &
Offshore Engineering Co. Ltd.
340 106,361
HLB, Inc. *
866 31,184
HMM Co. Ltd.
1,574 23,361
HYBE Co. Ltd. *
170 45,794
Hyosung Heavy Industries Corp.
43 84,386
Hyundai Engineering &
Construction Co. Ltd.
621 71,101
Hyundai Glovis Co. Ltd.
284 57,155
Hyundai Mobis Co. Ltd.
465 167,122
Hyundai Motor Co.
1,062 497,593
Hyundai Rotem Co. Ltd.
572 91,655
Industrial Bank of Korea
2,475 44,304
Kakao Corp.
2,404 104,115
KakaoBank Corp.
1,538 29,028
KB Financial Group, Inc.
2,857 315,789
Kia Corp.
1,823 260,429
Korea Aerospace Industries Ltd.
556 74,017
Korea Electric Power Corp.
1,954 79,464
Korea Investment Holdings Co.
Ltd.
312 56,067
Korean Air Lines Co. Ltd. *
1,584 30,942
Krafton, Inc. *
234 40,423
KT&G Corp.
761 86,284
LG Chem Ltd.
405 117,544
LG Corp.
771 57,724
LG Display Co. Ltd. *
2,627 26,188
LG Electronics, Inc.
788 79,813
LG Energy Solution Ltd. *
378 112,204
LG Uplus Corp.
977 11,234
LIG Nex1 Co. Ltd. *
109 38,569
LS Electric Co. Ltd.
120 65,652
Meritz Financial Group, Inc. *
645 56,990
Mirae Asset Securities Co. Ltd.
1,512 75,679
NAVER Corp.
1,147 202,928
NH Investment & Securities Co.
Ltd.
1,129 27,862
POSCO Future M Co. Ltd. *
260 44,644
POSCO Holdings, Inc.
577 165,659
Posco International Corp.
449 22,536
Samsung Biologics Co. Ltd.,
144A *
95 117,421
Samsung C&T Corp.
675 164,468

DBX ETF Trust | 15
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Samsung Electro-Mechanics
Co. Ltd.
460 143,420
Samsung Electronics Co. Ltd.
37,401 5,629,000
Samsung Episholdings Co. Ltd. *
60 28,154
Samsung Fire & Marine
Insurance Co. Ltd.
245 90,268
Samsung Heavy Industries Co.
Ltd. *
5,386 108,394
Samsung Life Insurance Co. Ltd.
614 98,172
Samsung SDI Co. Ltd. *
481 155,819
Samsung SDS Co. Ltd.
337 45,683
Samyang Foods Co. Ltd.
33 28,010
Shinhan Financial Group Co. Ltd.
3,408 229,569
SK Biopharmaceuticals Co.
Ltd. *
215 17,905
SK hynix, Inc.
4,314 3,181,894
SK Innovation Co. Ltd.
572 50,778
SK Square Co. Ltd. *
727 325,975
SK Telecom Co. Ltd.
862 47,819
SK, Inc.
292 81,399
S-Oil Corp. *
357 27,299
Woori Financial Group, Inc.
5,147 128,809
Yuhan Corp.
440 33,707
(Cost $3,999,795)
16,043,387
Taiwan — 22.4%
Accton Technology Corp.
4,035 180,994
Advantech Co. Ltd.
3,166 34,134
Airtac International Group
1,201 46,368
Alchip Technologies Ltd.
615 68,769
ASE Technology Holding Co. Ltd.
26,598 330,227
Asia Cement Corp.
19,773 22,712
Asia Vital Components Co. Ltd.
2,627 148,558
ASPEED Technology, Inc.
243 75,755
Asustek Computer, Inc.
5,898 100,533
Bizlink Holding, Inc.
1,405 63,473
Caliway Biopharmaceuticals Co.
Ltd. *
8,326 43,883
Catcher Technology Co. Ltd.
4,902 30,077
Cathay Financial Holding Co.
Ltd.
73,287 187,145
Chailease Holding Co. Ltd.
9,559 31,852
Chang Hwa Commercial Bank
Ltd.
60,378 41,785
China Airlines Ltd.
18,738 12,608
China Steel Corp.
88,194 58,634
Chroma ATE, Inc.
3,122 138,040
Chunghwa Telecom Co. Ltd.
29,203 125,379
Compal Electronics, Inc.
34,189 34,670
CTBC Financial Holding Co. Ltd.
132,442 237,208
Delta Electronics, Inc.
15,424 706,684
E Ink Holdings, Inc.
6,948 41,629
E.Sun Financial Holding Co. Ltd.
118,981 133,806
Elite Material Co. Ltd.
2,469 193,020
Number
of Shares Value $
eMemory Technology, Inc.
533 43,206
Eva Airways Corp.
19,711 23,999
Evergreen Marine Corp. Taiwan
Ltd.
8,521 53,784
Far Eastern New Century Corp.
28,416 26,221
Far EasTone
Telecommunications Co. Ltd.
11,327 33,388
First Financial Holding Co. Ltd.
81,889 78,449
Formosa Chemicals & Fibre
Corp.
30,763 50,268
Formosa Plastics Corp.
32,989 54,540
Fortune Electric Co. Ltd.
1,344 46,076
Fubon Financial Holding Co. Ltd.
67,773 204,550
Gigabyte Technology Co. Ltd.
4,487 34,431
Global Unichip Corp.
774 68,693
Globalwafers Co. Ltd.
2,375 34,623
Gold Circuit Electronics Ltd.
2,654 70,238
Hon Hai Precision Industry Co.
Ltd.
98,646 768,030
HON Precision, Inc.
644 100,280
Hotai Motor Co. Ltd.
2,515 47,140
Hua Nan Financial Holdings Co.
Ltd.
72,249 88,196
Innolux Corp.
64,940 55,762
International Games System
Co. Ltd.
1,774 39,503
Inventec Corp.
23,147 34,300
Jentech Precision Industrial Co.
Ltd.
742 74,174
KGI Financial Holding Co. Ltd.
123,034 86,527
King Slide Works Co. Ltd.
463 51,105
King Yuan Electronics Co. Ltd.
8,326 87,232
Largan Precision Co. Ltd.
873 70,487
Lite-On Technology Corp.
15,240 84,474
Lotes Co. Ltd.
741 42,141
MediaTek, Inc.
12,118 755,167
Mega Financial Holding Co. Ltd.
87,712 113,957
Nan Ya Plastics Corp.
40,813 120,042
Novatek Microelectronics Corp.
3,871 48,743
Pegatron Corp.
14,535 34,229
PharmaEssentia Corp.
2,331 54,072
President Chain Store Corp.
5,004 35,753
Quanta Computer, Inc.
20,687 193,210
Realtek Semiconductor Corp.
4,198 64,764
Shanghai Commercial & Savings
Bank Ltd.
28,521 36,690
SinoPac Financial Holdings Co.
Ltd.
98,264 104,526
Taiwan Business Bank
63,214 33,216
Taiwan Cooperative Financial
Holding Co. Ltd.
82,201 63,209
Taiwan High Speed Rail Corp.
10,015 8,680
Taiwan Mobile Co. Ltd.
11,459 39,468

16 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Taiwan Semiconductor
Manufacturing Co. Ltd.
194,917 12,459,050
TCC Group Holdings Co. Ltd.
55,270 46,750
Teco Electric and Machinery
Co. Ltd.
9,368 24,883
TS Financial Holding Co. Ltd.
159,606 130,913
Unimicron Technology Corp.
11,017 169,962
Uni-President Enterprises Corp.
36,925 85,773
United Microelectronics Corp.
90,865 190,400
Vanguard International
Semiconductor Corp.
8,996 38,479
Wan Hai Lines Ltd.
4,683 11,463
Wistron Corp.
24,233 105,594
Wiwynn Corp.
910 116,626
Yageo Corp.
12,828 122,481
Yang Ming Marine Transport
Corp.
14,263 26,231
Yuanta Financial Holding Co.
Ltd.
83,123 130,899
Zhen Ding Technology Holding
Ltd.
5,920 39,642
(Cost $4,953,214)
20,944,632
Thailand — 1.1%
Advanced Info Service PCL,
NVDR
8,373 102,356
Airports of Thailand PCL, NVDR
34,100 59,786
Bangkok Dusit Medical Services
PCL, NVDR
89,100 62,199
Bumrungrad Hospital PCL,
NVDR
5,100 34,946
Central Pattana PCL, NVDR
17,000 38,282
Charoen Pokphand Foods PCL,
NVDR
33,569 22,678
CP ALL PCL, NVDR
40,949 68,171
Delta Electronics Thailand PCL,
NVDR
23,980 215,230
Gulf Development PCL *
33,511 66,839
Kasikornbank PCL, NVDR
4,003 25,884
Krung Thai Bank PCL, NVDR
31,729 34,960
Minor International PCL, NVDR
26,947 22,539
PTT Exploration & Production
PCL, NVDR
9,583 42,235
PTT PCL
500 595
PTT PCL, NVDR
78,280 93,176
SCB X PCL, NVDR
6,598 31,520
Siam Cement PCL
2,778 20,108
Siam Cement PCL
2,558 18,515
TMBThanachart Bank PCL,
NVDR
202,800 15,397
True Corp. PCL, NVDR
89,472 41,735
(Cost $759,188)
1,017,151
Turkey — 0.4%
Akbank TAS
26,653 54,690
Number
of Shares Value $
Aselsan Elektronik Sanayi Ve
Ticaret AS
9,850 72,192
BIM Birlesik Magazalar AS
3,636 55,243
Eregli Demir ve Celik Fabrikalari
TAS
32,130 23,885
Ford Otomotiv Sanayi AS
5,629 14,850
Haci Omer Sabanci Holding AS
9,097 20,872
KOC Holding AS
5,875 26,691
Pegasus Hava Tasimaciligi AS *
0 2
Turk Hava Yollari AO
4,416 30,908
Turkcell Iletisim Hizmetleri AS
9,870 26,015
Turkiye Is Bankasi AS, Class C
52,287 20,125
Turkiye Petrol Rafinerileri AS
8,301 41,284
Yapi ve Kredi Bankasi AS *
25,302 24,937
(Cost $300,009)
411,694
United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank
PJSC
25,212 104,059
Abu Dhabi Islamic Bank PJSC
10,905 75,707
Abu Dhabi National Oil Co. for
Distribution PJSC
27,500 29,948
ADNOC Drilling Co. PJSC
26,030 36,284
Adnoc Gas PLC
50,246 46,511
ADNOC Logistics & Services
13,958 20,825
Air Arabia PJSC
18,307 26,964
Aldar Properties PJSC
31,662 93,097
Dubai Electricity & Water
Authority PJSC
46,783 38,210
Dubai Islamic Bank PJSC
23,535 53,182
Emaar Development PJSC
8,831 46,523
Emaar Properties PJSC
53,172 234,515
Emirates NBD Bank PJSC
14,790 132,879
Emirates Telecommunications
Group Co. PJSC
27,366 151,096
First Abu Dhabi Bank PJSC
34,657 185,124
Salik Co PJSC
15,087 26,288
(Cost $698,835)
1,301,212
United Kingdom — 0.5%
Anglogold Ashanti PLC
(Cost $77,733)
3,989 502,989
United States — 0.4%
BeOne Medicines Ltd., Class H *
6,915 169,971
Legend Biotech Corp., ADR *
565 10,735
Southern Copper Corp.
737 160,887
(Cost $182,584)
341,593
TOTAL COMMON STOCKS
(Cost $47,469,364)
90,924,607
PREFERRED STOCKS — 2.1%
Brazil — 1.2%
Axia Energia *
3,023 34,819
Axia Energia, Class B
1,612 21,024

DBX ETF Trust | 17
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Hidden Row
Number
of Shares Value $
Banco Bradesco SA
40,407 166,704
Cia Energetica de Minas Gerais
14,238 33,522
Gerdau SA
9,692 39,683
Itau Unibanco Holding SA
42,226 385,319
Itausa SA
49,379 137,451
Klabin SA
2 2
Localiza Rent a Car SA *
1 9
Petroleo Brasileiro SA
35,964 275,912
(Cost $560,235)
1,094,445
Chile — 0.1%
Sociedad Quimica y Minera de
Chile SA, Class B *
(Cost $22,265)
1,084 82,848
Colombia — 0.0%
Grupo Cibest SA
(Cost $32,030)
3,320 56,295
India — 0.0%
TVS Motor Co. Ltd. * (a)
(Cost $0)
7,188 790
Russia — 0.0%
Surgutneftegas PAO * (a)
(Cost $55,823)
101,715 0
South Korea — 0.8%
Hyundai Motor Co.
182 40,676
Hyundai Motor Co. - 2nd
Preferred
261 58,696
Number
of Shares Value $
Samsung Electronics Co. Ltd.
6,436 643,376
(Cost $146,434)
742,748
TOTAL PREFERRED STOCKS
(Cost $816,787)
1,977,126
WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings PCL*
,
expires 11/20/26
(Cost $0)
23,669 8
SECURITIES LENDING
COLLATERAL — 0.0%
DWS Government & Agency
Securities Portfolio
"DWS Government Cash
Institutional Shares", 3.57%
(c)(d)
(Cost $26,500)
26,500 26,500
CASH EQUIVALENTS — 0.6%
DWS Government Money Market
Series "Institutional Shares",
3.62% (c)
(Cost $514,008)
514,008 514,008
TOTAL INVESTMENTS — 100.1%
(Cost $48,826,659)
93,442,249
Other assets and liabilities,
net — (0.1%)
(69,717)
NET ASSETS — 100.0%
93,372,532
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2026 is as follows:
Value ($) at
5/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
2/28/2026
Value ($) at
2/28/2026
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.57% (c)(d)
— 26,500 (e) — — — 389 — 26,500 26,500
CASH EQUIVALENTS — 0.6%
DWS Government Money Market Series "Institutional Shares", 3.62% (c)
855,034 11,017,516 (11,358,542) — — 41,814 — 514,008 514,008
855,034 11,044,016 (11,358,542) — — 42,203 — 540,508 540,508
*
Non-income producing security.
(a)
Investment was valued using significant unobservable inputs.
(b) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2026 amounted to $23,850, which is 0.0% of net assets.
(c)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

18 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Securities are listed in country of domicile.
At February 28, 2026 the Xtrackers MSCI Emerging Markets Hedged Equity ETF had the following sector diversification:
At February 28, 2026, open futures contracts purchased were as follows:
At February 28, 2026, the Fund had the following forward foreign currency contracts outstanding:
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28,
2026.
ADR: American Depositary Receipt
BDR: Brazilian Depositary Receipt
CPO: Ordinary Participation Certificates
GDR: Global Depositary Receipt
JSC: Joint Stock Company
KSCP: Kuwait Shareholding Company Public
NVDR: Non Voting Depositary Receipt
PJSC: Public Joint Stock Company
PSQC: Public Shareholders Qatari Company
QPSC: Qatari Public Shareholders Company
QSC: Qatari Shareholders Company
REIT: Real Estate Investment Trust
SAE: Societe Anonyme Egyptienne
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Securities Lending
Collateral and Cash
Equivalents
Information Technology
31,162,268 33 .6
Financials
19,219,952 20 .7
Consumer Discretionary
9,478,316 10 .2
Communication Services
7,006,928 7 .5
Materials
6,903,167 7 .4
Industrials
6,786,898 7 .3
Energy
3,410,308 3 .7
Consumer Staples
3,059,382 3 .3
Health Care
2,696,279 2 .9
Utilities
2,020,465 2 .2
Real Estate
1,157,778 1 .2
Total
92,901,741 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
MSCI Emerging Markets Index
USD 14 988,321 1,122,590 3/20/2026 134,269
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
Citigroup Global Markets
3/3/2026 AED 185,900 USD 50,614 2 —
Citigroup Global Markets
3/3/2026 AED 350,000 USD 95,291 2 —
Citigroup Global Markets
3/3/2026 AED 1,699,000 USD 462,631 69 —

DBX ETF Trust | 19
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
JP Morgan & Chase Co.
3/3/2026 AED 2,504,800 USD 682,024 78 —
JP Morgan & Chase Co.
3/3/2026 CNH 906,400 USD 131,335 — (806)
JP Morgan & Chase Co.
3/3/2026 CNH 21,514,800 USD 3,099,719 — (36,872)
JP Morgan & Chase Co.
3/3/2026 CNH 692,000 USD 99,698 — (1,187)
RBC Capital Markets
3/3/2026 CZK 2,354,610 USD 115,133 316 —
The Bank of New York Mellon
3/3/2026 EUR 382,800 USD 456,001 3,608 —
The Bank of New York Mellon
3/3/2026 EUR 17,600 USD 20,910 110 —
The Bank of New York Mellon
3/3/2026 EUR 49,000 USD 58,369 461 —
Morgan Stanley Capital
3/3/2026 HKD 6,083,500 USD 778,499 778 —
Morgan Stanley Capital
3/3/2026 HKD 138,398,800 USD 17,739,558 46,494 —
Morgan Stanley Capital
3/3/2026 HKD 10,647,000 USD 1,364,273 3,148 —
RBC Capital Markets
3/3/2026 HUF 13,102,000 USD 40,851 — (224)
RBC Capital Markets
3/3/2026 HUF 80,893,600 USD 252,224 — (1,378)
JP Morgan & Chase Co.
3/3/2026 KWD 166,000 USD 541,284 13 —
Bank of America
3/3/2026 MXN 27,912,900 USD 1,605,195 — (15,099)
Bank of America
3/3/2026 MXN 2,352,000 USD 135,254 — (1,275)
Bank of America
3/3/2026 MXN 1,235,300 USD 71,764 57 —
RBC Capital Markets
3/3/2026 PHP 17,875,200 USD 303,280 — (6,672)
RBC Capital Markets
3/3/2026 PLN 192,000 USD 54,286 552 —
RBC Capital Markets
3/3/2026 PLN 3,172,700 USD 897,068 9,147 —
RBC Capital Markets
3/3/2026 PLN 137,300 USD 38,655 230 —
JP Morgan & Chase Co.
3/3/2026 QAR 1,914,000 USD 525,359 — (334)
JP Morgan & Chase Co.
3/3/2026 QAR 68,000 USD 18,637 — (40)
JP Morgan & Chase Co.
3/3/2026 QAR 80,900 USD 22,182 — (38)
Citigroup Global Markets
3/3/2026 SAR 954,000 USD 254,130 — (189)
Citigroup Global Markets
3/3/2026 SAR 8,365,000 USD 2,228,579 — (1,374)
Goldman Sachs & Co.
3/3/2026 TRY 730,700 USD 16,523 — (67)
Goldman Sachs & Co.
3/3/2026 TRY 3,691,000 USD 82,975 — (828)
Goldman Sachs & Co.
3/3/2026 TRY 14,210,900 USD 319,472 — (3,181)
Citigroup Global Markets
3/3/2026 USD 608,422 AED 2,234,900 41 —
JP Morgan & Chase Co.
3/3/2026 USD 682,033 AED 2,504,800 — (87)
JP Morgan & Chase Co.
3/3/2026 USD 3,368,829 CNH 23,113,200 788 —
RBC Capital Markets
3/3/2026 USD 114,851 CZK 2,354,610 — (33)
Morgan Stanley Capital
3/3/2026 USD 530,607 EUR 449,400 494 —
RBC Capital Markets
3/3/2026 USD 19,832,054 HKD 155,129,300 — (143)
RBC Capital Markets
3/3/2026 USD 294,657 HUF 93,995,600 20 —
JP Morgan & Chase Co.
3/3/2026 USD 528,031 KWD 162,000 197 —
JP Morgan & Chase Co.
3/3/2026 USD 13,074 KWD 4,000 — (32)
Bank of America
3/3/2026 USD 1,830,768 MXN 31,500,200 — (2,238)
RBC Capital Markets
3/3/2026 USD 310,093 PHP 17,875,200 — (140)
RBC Capital Markets
3/3/2026 USD 980,225 PLN 3,502,000 — (145)
JP Morgan & Chase Co.
3/3/2026 USD 566,575 QAR 2,062,900 15 —
Citigroup Global Markets
3/3/2026 USD 2,484,093 SAR 9,319,000 179 —
Goldman Sachs & Co.
3/3/2026 USD 423,592 TRY 18,632,600 — (545)
Citigroup Global Markets
3/3/2026 USD 1,520,606 ZAR 24,204,400 — (964)
Goldman Sachs & Co.
3/3/2026 USD 2,121,439 ZAR 33,768,000 — (1,358)
Citigroup Global Markets
3/3/2026 ZAR 2,273,400 USD 142,937 205 —
Citigroup Global Markets
3/3/2026 ZAR 5,188,000 USD 323,059 — (2,663)
Citigroup Global Markets
3/3/2026 ZAR 16,743,000 USD 1,041,782 — (9,406)
Goldman Sachs & Co.
3/3/2026 ZAR 33,768,000 USD 2,101,189 — (18,892)
JP Morgan & Chase Co.
3/4/2026 BRL 2,186,000 USD 414,632 — (11,314)

20 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
JP Morgan & Chase Co.
3/4/2026 BRL 8,257,700 USD 1,566,852 — (42,174)
RBC Capital Markets
3/4/2026 BRL 8,003,200 USD 1,518,504 — (40,932)
RBC Capital Markets
3/4/2026 BRL 752,900 USD 144,649 — (2,054)
Goldman Sachs & Co.
3/4/2026 CLP 42,838,000 USD 49,616 531 —
Goldman Sachs & Co.
3/4/2026 CLP 186,931,400 USD 216,510 2,319 —
RBC Capital Markets
3/4/2026 CLP 214,460,200 USD 248,302 2,568 —
RBC Capital Markets
3/4/2026 CLP 18,131,800 USD 21,244 468 —
Goldman Sachs & Co.
3/4/2026 COP 439,753,400 USD 119,097 2,023 —
Goldman Sachs & Co.
3/4/2026 COP 94,045,000 USD 25,470 433 —
Citigroup Global Markets
3/4/2026 EGP 2,942,000 USD 61,383 251 —
Citigroup Global Markets
3/4/2026 EGP 704,000 USD 14,666 37 —
RBC Capital Markets
3/4/2026 IDR 15,462,904,400 USD 920,819 — (1,404)
RBC Capital Markets
3/4/2026 IDR 588,601,800 USD 35,043 — (62)
RBC Capital Markets
3/4/2026 MYR 3,976,700 USD 1,007,627 — (14,505)
RBC Capital Markets
3/4/2026 MYR 125,000 USD 31,723 — (405)
RBC Capital Markets
3/4/2026 MYR 167,400 USD 42,723 — (304)
JP Morgan & Chase Co.
3/4/2026 THB 1,575,000 USD 50,029 — (656)
JP Morgan & Chase Co.
3/4/2026 THB 23,060,000 USD 732,491 — (9,614)
RBC Capital Markets
3/4/2026 THB 1,100,200 USD 35,392 — (14)
RBC Capital Markets
3/4/2026 THB 2,319,100 USD 73,612 — (1,020)
JP Morgan & Chase Co.
3/4/2026 TWD 73,993,000 USD 2,341,180 — (30,234)
JP Morgan & Chase Co.
3/4/2026 TWD 23,759,400 USD 756,982 — (4,487)
RBC Capital Markets
3/4/2026 TWD 508,111,500 USD 16,143,336 — (141,219)
JP Morgan & Chase Co.
3/4/2026 USD 2,035,626 BRL 10,443,700 — (656)
RBC Capital Markets
3/4/2026 USD 1,707,008 BRL 8,756,100 — (869)
Goldman Sachs & Co.
3/4/2026 USD 262,852 CLP 229,769,400 424 —
RBC Capital Markets
3/4/2026 USD 266,412 CLP 232,592,000 98 —
Goldman Sachs & Co.
3/4/2026 USD 142,036 COP 533,798,400 76 —
Citigroup Global Markets
3/4/2026 USD 76,085 EGP 3,646,000 — (324)
JP Morgan & Chase Co.
3/4/2026 USD 894,063 IDR 15,009,345,200 1,110 —
RBC Capital Markets
3/4/2026 USD 62,046 IDR 1,042,161,000 109 —
RBC Capital Markets
3/4/2026 USD 1,096,663 MYR 4,269,100 625 —
JP Morgan & Chase Co.
3/4/2026 USD 794,216 THB 24,635,000 — (1,426)
RBC Capital Markets
3/4/2026 USD 110,186 THB 3,419,300 — (148)
JP Morgan & Chase Co.
3/4/2026 USD 16,218,050 TWD 508,111,500 66,505 —
JP Morgan & Chase Co.
3/4/2026 USD 3,120,089 TWD 97,752,400 12,794 —
RBC Capital Markets
3/5/2026 INR 1,067,527,100 USD 11,579,415 — (150,639)
RBC Capital Markets
3/5/2026 INR 42,913,700 USD 472,555 1,017 —
JP Morgan & Chase Co.
3/5/2026 KRW 792,153,700 USD 547,953 — (2,824)
JP Morgan & Chase Co.
3/5/2026 KRW 15,225,002,100 USD 10,590,569 4,777 —
JP Morgan & Chase Co.
3/5/2026 KRW 4,182,763,000 USD 2,893,644 — (14,589)
JP Morgan & Chase Co.
3/5/2026 USD 12,028,630 INR 1,094,299,800 — (4,396)
RBC Capital Markets
3/5/2026 USD 175,324 INR 16,141,000 2,034 —
JP Morgan & Chase Co.
3/5/2026 USD 14,044,106 KRW 20,199,918,800 695 —
Citigroup Global Markets
4/2/2026 AED 2,234,900 USD 608,458 — (58)
Citigroup Global Markets
4/2/2026 AED 263,000 USD 71,616 6 —
JP Morgan & Chase Co.
4/2/2026 AED 2,504,800 USD 682,041 37 —
JP Morgan & Chase Co.
4/2/2026 CNH 23,113,200 USD 3,375,170 — (1,906)
RBC Capital Markets
4/2/2026 CZK 2,354,610 USD 114,882 24 —
Morgan Stanley Capital
4/2/2026 EUR 449,400 USD 531,370 — (605)
RBC Capital Markets
4/2/2026 HKD 155,129,300 USD 19,857,694 — (3,517)

DBX ETF Trust | 21
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
RBC Capital Markets
4/2/2026 HUF 93,995,600 USD 294,113 41 —
JP Morgan & Chase Co.
4/2/2026 KWD 162,000 USD 528,123 — (366)
JP Morgan & Chase Co.
4/2/2026 KWD 6,000 USD 19,529 — (45)
RBC Capital Markets
4/2/2026 PLN 3,502,000 USD 980,127 112 —
JP Morgan & Chase Co.
4/2/2026 QAR 2,062,900 USD 566,380 — (356)
Citigroup Global Markets
4/2/2026 SAR 9,319,000 USD 2,482,042 — (278)
JP Morgan & Chase Co.
4/2/2026 THB 5,030,000 USD 162,355 70 —
JP Morgan & Chase Co.
4/2/2026 THB 24,635,000 USD 795,152 341 —
RBC Capital Markets
4/2/2026 THB 3,419,300 USD 110,306 — (12)
Goldman Sachs & Co.
4/2/2026 TRY 18,632,600 USD 413,496 982 —
JP Morgan & Chase Co.
4/2/2026 USD 64,259 CNH 440,000 30 —
RBC Capital Markets
4/2/2026 USD 56,756 EUR 48,000 64 —
RBC Capital Markets
4/2/2026 USD 1,947,296 HKD 15,212,000 297 —
JP Morgan & Chase Co.
4/2/2026 USD 37,595 QAR 137,000 43 —
Citigroup Global Markets
4/2/2026 USD 45,038 SAR 169,000 — (21)
Citigroup Global Markets
4/2/2026 ZAR 24,204,400 USD 1,517,252 1,286 —
Goldman Sachs & Co.
4/2/2026 ZAR 33,768,000 USD 2,116,917 1,965 —
JP Morgan & Chase Co.
4/3/2026 KRW 20,199,918,800 USD 14,055,931 — (2,910)
JP Morgan & Chase Co.
4/3/2026 KRW 4,763,616,000 USD 3,310,826 — (4,580)
RBC Capital Markets
4/3/2026 MYR 4,269,100 USD 1,097,556 — (581)
JP Morgan & Chase Co.
4/6/2026 BRL 10,443,700 USD 2,019,894 2,230 —
JP Morgan & Chase Co.
4/6/2026 BRL 632,000 USD 122,187 89 —
RBC Capital Markets
4/6/2026 BRL 8,756,100 USD 1,693,833 2,204 —
Goldman Sachs & Co.
4/6/2026 CLP 229,769,400 USD 262,822 — (422)
RBC Capital Markets
4/6/2026 CLP 232,592,000 USD 266,385 — (93)
Citigroup Global Markets
4/6/2026 EGP 3,646,000 USD 74,242 519 —
JP Morgan & Chase Co.
4/6/2026 IDR 287,055,000 USD 17,081 — (24)
JP Morgan & Chase Co.
4/6/2026 IDR 15,009,345,200 USD 893,211 — (1,135)
Bank of America
4/6/2026 MXN 398,000 USD 23,063 34 —
Bank of America
4/6/2026 MXN 31,500,200 USD 1,825,379 2,715 —
RBC Capital Markets
4/6/2026 PHP 1,663,000 USD 28,792 — (13)
RBC Capital Markets
4/6/2026 PHP 17,875,200 USD 309,653 35 —
Goldman Sachs & Co.
4/6/2026 USD 23,166 CLP 20,253,000 37 —
Goldman Sachs & Co.
4/7/2026 COP 533,798,400 USD 140,945 118 —
JP Morgan & Chase Co.
4/7/2026 INR 12,842,000 USD 140,620 — (147)
JP Morgan & Chase Co.
4/7/2026 INR 1,094,299,800 USD 11,992,248 — (2,866)
JP Morgan & Chase Co.
4/7/2026 TWD 58,443,000 USD 1,863,022 — (14,356)
JP Morgan & Chase Co.
4/7/2026 TWD 508,111,500 USD 16,204,602 — (117,582)
JP Morgan & Chase Co.
4/7/2026 TWD 97,752,400 USD 3,117,502 — (22,621)
Total unrealized appreciation (depreciation)
179,177 (756,973)

22 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments.
AED Arab Emirates Dirham
BRL Brazilian Real
CLP Chilean Peso
CNH Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
KRW South Korean Won
KWD Kuwaiti Dinar
MXN Mexican Peso
MYR Malaysian Ringgit
PHP Philippine Peso
PLN Polish Zloty
QAR Qatari Rial
SAR Saudi Riyal
THB Thai Baht
TRY Turkish Lira
TWD New Taiwan Dollar
USD U.S. Dollar
ZAR South African Rand
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 90,913,008 $ — $ 11,599 $ 90,924,607
Preferred Stocks (a)
1,976,336 — 790 1,977,126
Warrants
8 — — 8
Short-Term Investments (a)
540,508 — — 540,508
Derivatives (b)
Forward Foreign Currency Contracts
— 179,177 — 179,177
Futures Contracts
134,269 — — 134,269
TOTAL
$ 93,564,129 $ 179,177 $ 12,389 $ 93,755,695
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Forward Foreign Currency Contracts
$ — $ (756,973) $ — $ (756,973)
TOTAL
$ — $ (756,973) $ — $ (756,973)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

DBX ETF Trust | 23
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
During the period ended February 28, 2026, the amount of transfers from Level 3 to Level 1 was $44,213. The investment was transferred from Level
3 to Level 1 due to the availability of a pricing source supported by observable inputs. The amount of transfers from Level 1 to Level 3 was $7,235. The investments were transferred from Level 1 to Level 3 due the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DBEM-PH3